Income taxes	12 Months Ended
Mar. 30, 2025
Income taxes paid (refund) [abstract]
Income taxes	Income taxes
The components of the provision for income tax are as follows:

	Year ended
	March 30, 2025	March 31, 2024	April 2, 2023
Current income tax expense	$	$	$
Current period	33.0	15.4	44.0
Current tax related to Pillar Two income taxes	3.7	—	—
Adjustment in respect of prior periods	(1.2)	9.5	(1.9)
	35.5	24.9	42.1
Deferred income tax recovery
Origination and reversal of temporary differences	(13.4)	(0.8)	(18.5)
Effect of change in income tax rates	1.3	(0.2)	(0.6)
Adjustment in respect of prior periods	1.1	(6.3)	1.6
	(11.0)	(7.3)	(17.5)
Income tax expense	24.5	17.6	24.6
The effective income tax rates differ from the weighted average basic Canadian federal and provincial statutory income tax rates for the following reasons:

	Year ended
	March 30, 2025	March 31, 2024	April 2, 2023
	$	$	$
Income before income taxes	128.1	75.7	93.5
Expected Statutory Rate	25.3%	25.5%	25.3%
Income tax at expected statutory rate	32.5	19.3	23.7
Non-deductible (taxable) items	(1.7)	(0.1)	0.8
Non-deductible stock option expense	2.5	1.7	3.0
Effect of foreign tax rates	(6.6)	(10.3)	(10.0)
Non-deductible (taxable) remeasurement of contingent consideration and put option	(2.7)	1.4	2.4
Non-deductible (taxable) foreign exchange loss	0.5	0.9	1.4
Change in tax rates	1.3	(0.2)	(0.4)
Change in deferred tax asset not recognized	(1.5)	1.7	4.1
Adjustments in respect of prior years	0.2	3.2	(0.4)
Income tax expense	24.5	17.6	24.6
Pillar Two legislation has been enacted or substantively enacted in several jurisdictions where the Company operates, effective for the financial year beginning April 1, 2024. The Company has assessed its potential liability for Pillar Two taxes and estimated that the effective tax rate in most jurisdictions is above 15%. In jurisdictions where the Pillar Two transitional safe harbour rule does not apply and the estimated effective tax rate is below 15%, the Company may be liable for Pillar Two top up taxes. The Company has recorded $3.7m (not applicable in March 31, 2024) in respect of Pillar Two top up taxes. The Company has applied the temporary mandatory exception from the recognition and disclosure of deferred taxes related to the implementation of Pillar Two model rules.
The significant components of deferred tax assets (liabilities) and their fiscal year over year change consist of the following:

		Change in the year affecting
	March 31, 2024	Net income	Foreign exchange translation	Other comprehensive income	March 30, 2025
	$	$	$	$	$
Losses carried forward	27.0	(4.0)	0.8	—	23.8
Other liabilities	7.7	6.4	(0.1)	—	14.0
Inventory capitalization	2.6	0.9	0.1	—	3.6
Capital lease	12.3	(0.7)	0.4	—	12.0
Tax relief from Swiss tax reform	1.7	(1.8)	0.1	—	—
Unrealized profit in inventory	35.4	10.4	1.3	—	47.1
Provisions and other temporary differences	8.0	(0.8)	0.3	—	7.5
Other	0.2	—	(0.4)	0.7	0.5
Total deferred tax asset	94.9	10.4	2.5	0.7	108.5
Unrealized foreign exchange	(2.7)	0.2	—	2.5	—
Intangible assets	(19.6)	(2.5)	(0.4)	—	(22.5)
Property, plant and equipment	(13.5)	2.9	(0.5)	—	(11.1)
Total deferred tax liabilities	(35.8)	0.6	(0.9)	2.5	(33.6)
Net deferred tax assets	59.1	11.0	1.6	3.2	74.9
The change in deferred tax assets and liabilities as presented in the statement of financial position are as follows:

		Changes in the year affecting
	March 31, 2024	Adjustments	Net income	Foreign exchange translation	Other comprehensive income	March 30, 2025
	$	$	$	$	$	$
Deferred tax assets	76.3	(2.6)	18.9	2.8	0.3	95.7
Deferred tax liabilities	(17.2)	2.6	(7.9)	(1.2)	2.9	(20.8)
	59.1	—	11.0	1.6	3.2	74.9
In evaluating whether it is probable that all or a portion of a deferred tax asset will be realized, consideration is given to the estimated reversal of deferred tax liabilities and future taxable income. The Company has not recorded a deferred tax asset for certain losses carried forward and other deferred tax assets when it is believed that it is probable that these items will not be realized.
The Company continues to believe that the amount of unrealized tax benefits appropriately reflects the uncertainty of items that are or may in the future be under discussion, audit, dispute or appeal with a tax authority or which otherwise result in uncertainty in the determination of income for tax purposes. If appropriate, an unrealized tax benefit will be realized in the year in which the Company determines that realization is not in doubt. Where the final determined outcome is different from the Company’s estimate, such difference will impact the Company’s income taxes in the year during which such determination is made.
As at March 30, 2025, the Company had the following losses carried forward available to reduce future years’ taxable income, which losses expire as follows:

$
Expiring within 5 years	—
Between 5 and 10 years	15.1
Between 10 and 15 years	13.1
Between 15 and 20 years	43.1
Indefinite	30.1
Total	101.4
As at March 30, 2025, the Company had the following losses carried forward available to reduce future years’ taxable income geographically as follows:

$
Canada	56.2
United States	18.9
North America	75.1
EMEA[1]	26.3
Total	101.4
1.EMEA comprises Europe, the Middle East, Africa, and Latin America.
As at March 30, 2025, the Company had temporary differences associated with investments in foreign subsidiaries of $495.4m (March 31, 2024 - $419.8m) for which no deferred tax liabilities have been recognized, as the Company is able to control the timing of the reversal of these temporary differences and material undistributed earnings are considered permanently invested or, if undistributed earnings are not considered permanently invested, it is probable that these earnings will not be subject to tax upon their distribution.
On June 20, 2024, the tax on share repurchases was enacted in Canada. The rules pertain to transactions that occur on or after January 1, 2024. During the year ended March 30, 2025, there were no repurchases made. However, due to repurchases made during fiscal 2024, $0.6m in taxes on the repurchase of subordinate voting shares was recorded in the year ended March 30, 2025 and charged to retained earnings.